Property and Equipment, Net	9 Months Ended
Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	September 30, 2019	December 31, 2018
Lab equipment	$16,580	$10,771
Office equipment	2,141	1,610
Furniture and fixtures	1,207	599
Leasehold improvements	9,565	2,076
Assets under construction	5,706	8,620
Less: accumulated depreciation	(6,786)	(3,708)
Total property and equipment, net	$28,413	$19,968

Depreciation expense recorded for the three months ended September 30, 2019 and 2018 was $1.1 million and $0.3 million, respectively, and for the nine months ended September 30, 2019 and 2018 was $3.3 million and $1.3 million, respectively.